Other expenses - Summary of Other Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Other Expenses [Abstract]
Legal and professional fees	₨ 2,545	$ 27	₨ 1,412	₨ 1,438
Corporate social responsibility	369	4	311	240
Travelling and conveyance	949	10	444	520
Lease rent relating to short term leases	91	1	35	43
Director's commission	49	1	76	83
Rates and taxes	1,633	17	1,045	1,065
Insurance	1,175	13	997	1,153
Operation and maintenance	7,498	80	6,270	5,937
Repair and maintenance	294	3	157	243
Loss on sale / damage/ retiral of property, plant and equipment	718	8	18	292
Advertising and sales promotion	115	1	84	105
Security charges	721	8	605	542
Communication costs	325	3	235	247
Impairment of inventory	120	1	50	254
Impairment allowances for financial and other assets	627	7		1,573
Warranty expenses (refer note 22)	194	2	71
Donation	196	2	428	490
Liquidated damages	705	8	179	240
Power & fuel	710	8	258
Miscellaneous expenses	1,021	11	108	369
Total	₨ 20,055	$ 214	₨ 12,783	₨ 14,834